Unsecured Promissory Note To Related Parties - Schedule of Unsecured Promissory Note Payable (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Unsecured promissory note [Member] | Related Party [Member]
Schedule of Unsecured Promissory Note Payable [Line Items]
Total		$ 2,027,840